BNY Mellon Enhanced Dividend and Income ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 89.6%
Automobiles & Components — 1.6%
Ford Motor Co.	130,425	2,274,612
Banks — 9.5%
Citigroup, Inc.	21,076	2,653,468
Fifth Third Bancorp	85,130	4,250,541
First Horizon Corp.	69,572	1,685,730
JPMorgan Chase & Co.	18,009	5,390,274
		13,980,013
Capital Goods — 8.1%
Carlisle Companies, Inc.	3,458	1,192,353
Carrier Global Corp.	19,279	1,231,350
Caterpillar, Inc.	1,088	952,947
CNH Industrial NV	123,216	1,258,035
Dover Corp.	11,031	2,331,512
Ferguson Enterprises, Inc.	3,151	712,031
Honeywell International, Inc.	6,481	1,541,571
L3Harris Technologies, Inc.	8,580	2,704,244
		11,924,043
Consumer Services — .7%
Las Vegas Sands Corp.	20,556	1,039,517
Consumer Staples Distribution & Retail — .9%
Target Corp.	9,952	1,264,600
Energy — 8.1%
Diamondback Energy, Inc.	9,230	1,767,360
Exxon Mobil Corp.	17,962	2,609,160
Marathon Petroleum Corp.	4,292	1,067,721
Occidental Petroleum Corp.	23,544	1,333,297
Phillips 66	6,278	1,104,175
SLB Ltd.	74,291	4,052,574
		11,934,287
Equity Real Estate Investment Trusts — 1.2%
Weyerhaeuser Co.(a)	73,991	1,813,519
Financial Services — 5.0%
Capital One Financial Corp.	6,352	1,193,731
CME Group, Inc.	4,093	1,119,599
Morgan Stanley	10,202	2,122,016
The Goldman Sachs Group, Inc.	1,290	1,322,972
Voya Financial, Inc.	19,157	1,555,932
		7,314,250
Food, Beverage & Tobacco — 2.6%
Philip Morris International, Inc.	10,547	1,870,827
The Coca-Cola Company	25,424	2,008,750
		3,879,577
Health Care Equipment & Services — 5.8%
Elevance Health, Inc.	4,846	1,905,399
Medtronic PLC	11,727	865,570
UnitedHealth Group, Inc.	15,301	5,819,123
		8,590,092

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 89.6% (continued)
Household & Personal Products — 3.2%
Colgate-Palmolive Co.	51,622	4,652,691
Insurance — 8.3%
American International Group, Inc.	20,359	1,511,249
Aon PLC, Cl. A	4,198	1,326,820
Assurant, Inc.	16,688	4,153,142
Chubb Ltd.	8,789	2,739,795
Old Republic International Corp.	67,543	2,514,626
		12,245,632
Materials — 7.2%
CRH PLC	22,211	2,416,335
Freeport-McMoRan, Inc.	22,462	1,475,978
International Paper Co.	41,469	1,387,967
Newmont Corp.	25,174	2,764,357
Packaging Corp. of America	11,335	2,481,345
		10,525,982
Media & Entertainment — 3.6%
Omnicom Group, Inc.	49,383	3,590,638
The Walt Disney Company	16,588	1,689,156
		5,279,794
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
Agilent Technologies, Inc.	8,816	1,194,833
Bristol-Myers Squibb Co.	30,672	1,753,825
Johnson & Johnson	16,468	3,710,734
Pfizer, Inc.	84,528	2,212,943
		8,872,335
Semiconductors & Semiconductor Equipment — 6.9%
Applied Materials, Inc.	9,498	4,274,670
Texas Instruments, Inc.	19,216	5,873,947
		10,148,617
Software & Services — 1.7%
Dolby Laboratories, Inc., Cl. A(b)	18,120	1,011,277
International Business Machines Corp.	5,011	1,492,276
		2,503,553
Technology Hardware & Equipment — 2.8%
Cisco Systems, Inc.	33,569	4,042,379
Telecommunication Services — 1.5%
AT&T, Inc.	88,393	2,192,146
Transportation — 3.3%
CSX Corp.	34,300	1,552,418
Delta Air Lines, Inc.	40,675	3,354,874
		4,907,292
Utilities — 1.6%
Constellation Energy Corp.	4,335	1,247,396
NRG Energy, Inc.	7,755	1,039,791
		2,287,187
Total Equity Securities - Common Stocks (cost $111,824,930)		131,672,118

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Structured Notes - Equity Linked Securities — 7.0%
Financial Services — 7.0%
GS Finance Corp., Sr. Unscd. Notes, Series O, ELN, linked to RCXTEQBI Index (Guarantor: The Goldman Sachs Group, Inc.; Initial index level 100; Exit fee 0.02%)(c) (cost $13,661,244)	85.04	12/12/2028	16,930,000	10,357,774

	1-Day Yield (%)	Shares
Investment Companies — 3.4%
Registered Investment Companies — 3.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $5,009,425)	3.59	5,009,425	5,009,425
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,001,745)	3.59	1,001,745	1,001,745
Total Investments (cost $131,497,344)		100.7%	148,041,062
Liabilities, Less Cash and Receivables		(.7%)	(1,017,533)
Net Assets		100.0%	147,023,529

ELN—Equity-Linked Note
RCXTEQBI—Systematic Call Writing and Equity Exposure Series 1 Total Return Index

(a)	Investment in real estate investment trust within the United States.
(b)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $989,511 and the value of the collateral was $1,001,745, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $10,357,774 or 7.0% of net assets.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Enhanced Dividend and Income ETF
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	131,672,118	—	—	131,672,118
Structured Notes - Equity Linked Securities	—	10,357,774	—	10,357,774
Investment Companies	6,011,170	—	—	6,011,170
	137,683,288	10,357,774	—	148,041,062

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, ELNs, and securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2026, accumulated net unrealized appreciation on investments was $16,543,718, consisting of $22,205,880 gross unrealized appreciation and $5,662,162 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.